Mar. 02, 2022
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
(the “Fund”)
Supplement dated March 2, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective March 7, 2022, T. Rowe Price Investment Management, Inc. will be added as a sub-subadviser to the Fund.

Effective March 7, 2022, the following information will replace the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 36 and 37:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), and sub-subadviser, T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”), currently consider small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index (as of December 31, 2021, between $31.57 million and $73.82 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants.
The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities.
The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors such as information technology companies. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s holdings will be widely diversified by industry and issuer. T. Rowe Price and T. Rowe Price Investment Management may employ a growth or value approach in selecting investments. For example, T. Rowe Price or T. Rowe Price Investment Management may seek to identify companies whose price/earnings ratios are attractive relative to the underlying earnings growth rates (e.g., emerging growth companies) and/or companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation.
T. Rowe Price and T. Rowe Price Investment Management generally look for companies with one or more of the following: capable management or plan to improve the business through restructuring; management/employee stock ownership; proven products or services; demonstrated innovative research, product development, and/or marketing; attractive business niches; pricing flexibility; sound financial and accounting practices; a potential or demonstrated ability to grow revenues, earnings, and cash flow consistently; stock price that appears to undervalue growth prospects; low stock price relative to a company’s underlying asset values; above-average dividend yield relative to a company’s peers or a company’s own historical norm; low price/earnings, price/book value, or price/cash flow ratios relative to the Russell 2500 Index, the company’s peers, or its own historical norm; the potential for a catalyst (such as connection to an industry experiencing increasing demand, increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock’s price to rise.
In pursuing the Fund’s investment objective, T. Rowe Price and T. Rowe Price Investment Management have the discretion to purchase some securities that do not meet their normal investment criteria described above, when they believe there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or T. Rowe Price Investment Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price and T. Rowe Price Investment Management integrate pecuniary environmental, social, and governance (“ESG”) factors into their investment research process. T. Rowe Price and T. Rowe Price Investment Management focus on the ESG factors they consider most likely to have a material impact on the performance of the holdings in the Fund’s portfolio.
T. Rowe Price or T. Rowe Price Investment Management may sell securities for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Effective March 7, 2022, the following information will replace the information for the Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 37:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE